22. Segment information	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Segment information

22	Segment information

(i)

The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	2012	2011	2010
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	10,866	11,437	13,745
Engineering	10,779	8,776	8,560
	21,645	20,213	22,305
Operating (loss)/income
Trading and manufacturing	(301)	(720)	(1,590)
Engineering	401	(802)	354
Unallocated corporate expenses	(159)	(152)	(142)
	(59)	(1,674)	(1,378)

	2012	2011	2010
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	88	137	132
Engineering	42	45	38
	130	182	170
Capital Expenditures, Gross
Trading and manufacturing	12	44	52
Engineering	29	19	60
	41	63	112

	2012	2011
	US$’000	US$’000
Assets
Trading and manufacturing	6,211	6,215
Engineering	18,736	17,649
	24,947	23,864
Liabilities
Trading and manufacturing	2,615	2,315
Engineering	4,576	3,640
	7,191	5,955

(ii)	Geographical analysis of revenue by customer location is as follows:

	2012	2011	2010
	US$’000	US$’000	US$’000
Revenue -
The PRC	15,867	15,100	15,891
Hong Kong	5,511	4,891	6,150
Others	267	222	264
	21,645	20,213	22,305

(iii)	Long-lived assets(1) Geographical analysis of long-lived assets is as follows:

	2012	2011
	US$’000	US$’000

Hong Kong	583	630
The PRC	362	428
	945	1,058

(1)           Long-lived assets represent property, plant and equipment, net.

(iv)	Major suppliers Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2012	2011	2010

Supplier A	17%	10%	7%
Supplier B	11%	10%	13%
Supplier C	10%	7%	21%
Supplier D	7%	8%	6%
Supplier E	6%	6%	4%
Supplier F	6%	15%	7%

(v)	Major customers No revenue from a single customer exceeds 10% of the Group revenue during the years ended December 31, 2012, 2011 and 2010.